Schedule of Sensitivity Analysis (Details) - Schedule of Sensitivity Analysis	12 Months Ended
Dec. 31, 2023 USD ($)
Discount rate [Member]
Schedule of Sensitivity Analysis (Details) - Schedule of Sensitivity Analysis [Line Items]
Percentage Of Discount Rate	7.40%
Percentage Of Discount Rate One	8.40%
Percentage Of Discount Rate Two	9.40%
Percentage Of Discount Rate Three	10.40%
Percentage Of Discount Rate Four	11.40%
Recoverable amount	$ 21.59
Recoverable amount One	18.91
Recoverable amount Two	16.77
Recoverable amount Three	15.03
Recoverable amount Four	13.56
Growth rate [Member]
Schedule of Sensitivity Analysis (Details) - Schedule of Sensitivity Analysis [Line Items]
Recoverable amount	15.73
Recoverable amount One	16.19
Recoverable amount Two	16.77
Recoverable amount Three	17.52
Recoverable amount Four	$ 18.53
Percentage of growth rate	(0.50%)
Percentage of growth rate one	0.50%
PercentageOfGrowthRateTwo	1.50%
Percentage of growth rate three	2.50%
percentage of growth rate four	3.50%